CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Summary of Brookfield Renewables cash and cash equivalents	Brookfield Renewable’s cash and cash equivalents as at December 31 are as follows:

(MILLIONS)	2021	2020
Cash	$759	$422
Short-term deposits	5	9
	$764	$431